Income tax (Components of Deferred Income Tax Assets and Liabilities) (Details) $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)
Deferred tax assets, current
Accrued expense and others not currently deductible for tax purposes		¥ 3,304,000
Total current deferred tax assets, net	$ 510	3,304,000
Deferred tax assets, non-current
Tax loss carried forward		5,680,000		¥ 728,000
Valuation allowance		(5,680,000)		¥ (728,000)
Accrued expense and others not currently deductible for tax purposes		1,020,000
Total non-current deferred tax assets, net		1,020,000
Deferred tax liabilities, non-current
Fair value adjustment for intangible assets acquired		(1,300,000)
Outside basis difference		(63,783,000)		¥ (27,005,000)
Total deferred tax liabilities	$ (10,047)	(65,083,000)	[1]	(27,005,000)	[1]
Aggregated retained earnings and reserves of the VIEs and their subsidiaries		¥ 425,220,000		¥ 180,034,000

[1]	Shenzhen iDreamSky obtained the relevant approval from relevant tax bureau that it is exempt from CIT for two years, followed by a 50% reduction in the applicable tax rates for the next three years, commencing from the first year of profitable operation after offsetting tax losses generated from prior years. As a result, Shenzhen iDreamSky for 2013 and 2014 were zero, and therefore, no deferred tax assets for the accrued expense and others not currently deductible for tax purposes in relation to Shenzhen iDreamSky were recognized as at December 31, 2014. In 2015, the effective tax rate of Shenzhen iDreamSky was 12.5%, and therefore, the relevant deferred tax assets in relation to Shenzhen iDreamSky were recognized as at December 31, 2015.